CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Marketable securities portfolio (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Marketable Securities
Market value	kr 7,419	kr 5,573
Average effective duration	1 year 26 days	1 year 4 months 21 days
Percentage of marketable securities	100.00%	100.00%
Interest Income on marketable securities	kr 120	kr 63
Fair value adjustment of expense or income	40	199
DKK portfolio
Marketable Securities
Market value	kr 1,689	kr 1,685
Average effective duration	2 years 2 months 12 days	2 years 4 months 21 days
Percentage of marketable securities	23.00%	30.00%
Kingdom of Denmark bonds and treasury bills
Marketable Securities
Market value	kr 462	kr 508
Average effective duration	1 year 10 months 2 days	1 year 11 months 9 days
Percentage of marketable securities	6.00%	9.00%
Danish mortgage-backed securities
Marketable Securities
Market value	kr 1,227	kr 1,177
Average effective duration	2 years 3 months 29 days	2 years 6 months 29 days
Percentage of marketable securities	17.00%	21.00%
European government bonds and treasury bills
Marketable Securities
Market value	kr 873	kr 875
Average effective duration	1 year 3 months 29 days	1 year 4 months 17 days
Percentage of marketable securities	12.00%	16.00%
US government bonds and treasury bills
Marketable Securities
Market value	kr 4,778	kr 2,938
Average effective duration	7 months 17 days	10 months 2 days
Percentage of marketable securities	64.00%	53.00%
UK government bonds and treasury bills
Marketable Securities
Market value	kr 79	kr 75
Average effective duration	6 months 18 days	6 months 18 days
Percentage of marketable securities	1.00%	1.00%